Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases Disclosure [Abstract]
Schedule of future minimum operating lease payments
December 31, 2021
2022	8,300
2023	8,300
2024	11,578
2025	11,677
2026	11,778
Thereafter	42,472
Total	94,105

December 31, 2020
2021	6,746
2022	6,860
2023	6,376
2024	5,600
2025	5,600
Thereafter	44,500
Total	75,682